AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ Global Dividend Value Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 5, 2015 to the

Statutory Prospectus for Class A, Class B, Class C, Class R, Class R6,

Institutional Class, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2015 (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Global Dividend Value Fund

(for the purposes of the following paragraph only, the “Fund”)

The first sentence in each of (i) the subsection entitled “Principal Investment Strategies” within the Fund Summary relating to the Fund and (ii) the subsection entitled “Principal Investments and Strategies” within the “Principal Investments and Strategies of Each Fund– AllianzGI NFJ Global Dividend Value Fund” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund seeks to achieve its objective by normally investing primarily in common stocks of U.S. and non-U.S. companies with market capitalizations in excess of $100 million.

Please retain this Supplement for future reference.